Debt - Summary of Payment Related to Merger Consideration and Repayment of Debt (Detail)	Jan. 24, 2019 USD ($)
Debt Instrument [Line Items]
Principal Repaid	$ 141,088,724
Amended KeyBank Credit Facility
Debt Instrument [Line Items]
Principal Repaid	98,782,500
Raleigh Myrtle Beach Promissory Note
Debt Instrument [Line Items]
Principal Repaid	11,862,471
Oakland and Concord Loan
Debt Instrument [Line Items]
Principal Repaid	19,443,753
$11M KeyBank Subordinate Loan
Debt Instrument [Line Items]
Principal Repaid	$ 11,000,000